Organization and Business Operations (Details) - USD ($)												9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jan. 19, 2024	Jan. 17, 2024	Jan. 14, 2024	Jan. 03, 2024	Dec. 31, 2023	Sep. 19, 2023	Sep. 15, 2023	Jan. 14, 2022	Dec. 27, 2021	Dec. 20, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 02, 2024	Oct. 16, 2023	Jan. 13, 2023
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)									2,869,342
Transaction costs	$ 14,181,568					$ 14,181,568						$ 14,181,568	$ 14,181,568
Underwriting commissions												4,973,868	4,973,868
Deferred underwriting fees												8,704,270	8,704,270
Other offering costs												$ 503,430	$ 503,430
Market value of assets												80.00%	80.00%
Post transaction percentage												50.00%	50.00%
Total trust account														$ 860,810
Sale of private placement per unit (in Dollars per share)						$ 1							$ 1
Interest on dissolution expenses												$ 100,000	$ 100,000
Funds held in trust
Public shares rate												100.00%	100.00%
Redeemable shares (in Shares)		10,872,266					9,239,192
Redemption price per share (in Dollars per share)							$ 10.4762						$ 10.6224
Aggregate redemption amount							$ 96,791,644
Aggregate redemption amount		$ 115,489,643
Cash	20,439					29,844						$ 20,439	$ 29,844	72,753
Working capital	6,159,733					3,087,967						6,159,733	3,087,967
Loan amount	300,000					300,000						300,000	300,000
Repaid outstanding balance										$ 105,260
Working capital loans	3,000,000					2,025,000							2,025,000	$ 0
Aggregate redemption		$ 115,489,643					96,791,644
Aggregate principal amount	90,000											90,000
Capital value															$ 200,000
Promissory note												550,000	0
Promissory Note Related Party [Member]
Organization and Business Operations [Line Items]
Agreed to loan	300,000					300,000						300,000	300,000				$ 1,500,000
Conversion price (in Dollars per share)																	$ 10
Aggregate principal amount																	$ 3,000,000
Promissory note outstanding	$ 3,000,000					$ 2,025,000						$ 3,000,000	2,025,000
ESG Funding LLC [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)	$ 1											$ 1
Minimum [Member] | Promissory Note Related Party [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount																$ 1,500,000
Maximum [Member] | Promissory Note Related Party [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount																$ 3,000,000
Common Stock [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)	1											1
Aggregate redemption amount							$ 96,791,644
Default Shares [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)	0.1											$ 0.1
Sponsor [Member]
Organization and Business Operations [Line Items]
Capital contribution												$ 25,000	$ 25,000
Polar [Member]
Organization and Business Operations [Line Items]
Capital contribution					$ 550,000
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)	$ 10											$ 10
Capital value					$ 350,000
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Redeemable shares (in Shares)		10,872,266					9,239,192
Redeemable shares outstanding (in Shares)	4,757,884					15,630,150						4,757,884	15,630,150	24,869,342
Redeemable common stock exercised (in Shares)		10,872,266
Redemption price per share (in Dollars per share)	$ 10.96	$ 10.6224				$ 10.6						$ 10.96	$ 10.6	$ 10.21
Aggregate shares (in Shares)								1,610,000
Class A Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Total trust account														$ 9
Redeemable Class A common stock [Member]
Organization and Business Operations [Line Items]
Redeemable shares outstanding (in Shares)		4,757,884					15,630,150
Aggregate redemption							$ 96,791,644
Investor Shares [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)			1,112,500
IPO [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)											22,000,000
Share price (in Dollars per share)											$ 10
IPO [Member] | Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)											$ 10
Private Placement [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)											890,000
Share price (in Dollars per share)											$ 10
Total trust account												$ 251,180,354	$ 251,180,354
Sale of private placement per unit (in Dollars per share)	10.1					10.1						$ 10.1	$ 10.1
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)												86,081	86,081
Share price (in Dollars per share)	$ 10					$ 10						$ 10	$ 10
Total gross proceeds												$ 860,810	$ 860,810
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)				2,869,342					2,869,342
Share price (in Dollars per share)				$ 10					$ 10
Total gross proceeds				$ 28,693,420					$ 28,693,420